UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                              ---------------------------------
Check here if Amendment [ ]: Amendment Number:
                                              ---------------------------------

                        This Amendment (Check only one):
                         [ ] is a restatment.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  JGD Management Corp.
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Address:  350 Park Avenue, New York, NY  10022
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Form 13F File Number: 28-
                         ------------------------------------------------------

                The institutional investment manager filing this
                report and the person by whom it is signed hereby
                  represent that the person signing the report
                is authorized to submit it, that all information
               contained herein is true, correct and complete, and
                 that it is understood that all required items,
                  statements, schedules, lists, and tables, are
                     considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Adam J. Semler
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Title:  CPA, Chief Financial Officer
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Phone:  212-651-0500
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Signature, Place, and Date of Signing:

/s/ Adam J. Semler
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[Signature]

New York, NY
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[City, State]

3/5/01
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[Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:  NONE
                                  ---------------------------------------------

Form 13F Information Table Entry Total:  18,274,536
                                       ----------------------------------------

Form 13F Information Table Value Total:  $600,234,167       (thousands)
                                          -----------------

List of Other Included Managers:

No.  NONE
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Form 13F File Number 28-  NONE
                        -------------------------------------------------------
Name  NONE
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


                         FORM 13F INFORMATION TABLE

-------------------------------------------------------------------------------------------------------
                                                                                              Item 5:
    Item 1:                              Item 2:          Item 3:           Item 4:          Shares of
Name of Issuer                        Title of Class       CUSIP          Fair Market        Principal
                                                           Number             Value            Amount
-------------------------------------------------------------------------------------------------------
ANC RENTAL CORP COM                       COMMON         001813104            448,280         128,080
-------------------------------------------------------------------------------------------------------
ARCH WIRELESS INC                         COMMON         039392105            275,486         440,778
-------------------------------------------------------------------------------------------------------
AT & T CDA INC DEPS RCPT CL B             COMMON         00207Q202          2,394,630          82,043
-------------------------------------------------------------------------------------------------------
BIOVAIL CORP INTL NEW COM                 COMMON         09067J109         12,880,082         331,619
-------------------------------------------------------------------------------------------------------
CORECOMM LTD ORD                          COMMON         21869Q108             74,297          15,000
-------------------------------------------------------------------------------------------------------
DONNA KARAN INTL INC COM                  COMMON         257826107          4,900,500         544,500
-------------------------------------------------------------------------------------------------------
EDGEWATER TECHNOLOGY COM                  COMMON         280358102            198,900          30,600
-------------------------------------------------------------------------------------------------------
ENRON CORP COM                            COMMON         293561106            831,250          10,000
-------------------------------------------------------------------------------------------------------
F M C CORP COM NEW                        COMMON         302491303         14,894,870         207,775
-------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP CL H NEW                COMMON         370442832          1,137,350          49,450
-------------------------------------------------------------------------------------------------------
GLOBAL LIGHT TELECOMMUNICATIONS INC       COMMON         37934X100          6,416,402       1,475,035
-------------------------------------------------------------------------------------------------------
HERCULES INC COM                          COMMON         427056106         10,191,537         534,638
-------------------------------------------------------------------------------------------------------
HUDSON CITY BANCORP COM                   COMMON         443683107          1,588,207          78,430
-------------------------------------------------------------------------------------------------------
MEDQUIST INC COM                          COMMON         584949101            400,000          25,000
-------------------------------------------------------------------------------------------------------
NORTHROP CORP-W/RTS TO PUR                COMMON         666807102          4,358,828          52,516
-------------------------------------------------------------------------------------------------------
PATHMARK STORES NEW COM                   COMMON         70322A101            445,764          27,016
-------------------------------------------------------------------------------------------------------
R H DONNELLEY CORP COM NEW                COMMON         74955W307          7,218,867         296,920
-------------------------------------------------------------------------------------------------------
SPACELABS MED INC COM                     COMMON         846247104            839,150          64,550
-------------------------------------------------------------------------------------------------------
U S INDUSTRIES INC NEW                    COMMON         912080108          4,354,240         544,280
-------------------------------------------------------------------------------------------------------
WILLAMETTE INDS INC COM                   COMMON         969133107          2,425,636          51,678
-------------------------------------------------------------------------------------------------------
ACNIELSEN CORP COM                        COMMON         003929106         26,888,437         741,750
-------------------------------------------------------------------------------------------------------
CHROMCRAFT REVINGTON COM                  COMMON         171117104          1,000,000         100,000
-------------------------------------------------------------------------------------------------------
COHOES BANCORP INC COM                    COMMON         192513109          1,459,637          76,823
-------------------------------------------------------------------------------------------------------
DELCO REMY INTL INC CL A                  COMMON         246626105            499,387          57,900
-------------------------------------------------------------------------------------------------------
HARCOURT GEN INC COM                      COMMON         41163G101          5,638,547          98,576
-------------------------------------------------------------------------------------------------------
KEEBLER FOODS CO                          COMMON         487256109          9,255,521         223,361
-------------------------------------------------------------------------------------------------------
LITTON INDS INC COM                       COMMON         538021106         33,945,866         431,401
-------------------------------------------------------------------------------------------------------
SHAW INDS INC COM                         COMMON         82483L107          3,810,414         201,210
-------------------------------------------------------------------------------------------------------
US AIRWAYS GROUP INC COM                  COMMON         911905107          4,011,631          98,900
-------------------------------------------------------------------------------------------------------
BERKLEY PETROLEUM CORP.                   COMMON         08449G106          3,505,818         466,017
-------------------------------------------------------------------------------------------------------
AT&T CORP COM                             COMMON         001957109          3,424,412         197,800
-------------------------------------------------------------------------------------------------------
INTERMEDIA COMMUNICATN COM                COMMON         458801107            711,562          99,000
-------------------------------------------------------------------------------------------------------
NIAGARA MOHAWK HLDGS COM                  COMMON         653520106          4,260,152         255,290
-------------------------------------------------------------------------------------------------------
QUAKER OATS CO COM                        COMMON         747402105         19,260,775         197,800
-------------------------------------------------------------------------------------------------------
IBP INC COM                               COMMON         449223106          5,959,900         222,800
-------------------------------------------------------------------------------------------------------
GENER S A SPONSORED ADR                   COMMON         171129109          5,303,512         296,700
-------------------------------------------------------------------------------------------------------
TIME WARNER INC COM                       COMMON         887,315,109          522,400          10,000
-------------------------------------------------------------------------------------------------------
BINDLEY WESTN INDS INC COM                COMMON         090324104          2,671,845          64,285
-------------------------------------------------------------------------------------------------------
MORGAN J P & CO INC COM                   COMMON         616880100         29,424,379         176,723
-------------------------------------------------------------------------------------------------------
JACOR COMMUNICATIONS INC WARRANTS         WARRANT        469,858,138          607,750          93,500
-------------------------------------------------------------------------------------------------------
COASTAL CORP                              COMMON         190441105         37,982,941         430,097
-------------------------------------------------------------------------------------------------------
GASONICS INTL CORP                        COMMON         367,278,108        3,164,175         172,200
-------------------------------------------------------------------------------------------------------
HONEYWELL INC COM                         COMMON         438516106         50,365,528       1,064,529
-------------------------------------------------------------------------------------------------------
SDL INC COM                               COMMON         784,076,101       21,397,386         144,394
-------------------------------------------------------------------------------------------------------
MCN ENERGY GROUP INC COM                  COMMON         55267J100         18,525,817         669,104
-------------------------------------------------------------------------------------------------------
SHIRE PHARMACEUTICALS GR - ADR            COMMON         82481R106          1,002,228          21,758
-------------------------------------------------------------------------------------------------------
SMITHKLINE BEECHAM PLC ADR REP ORD        COMMON         832,378,301       15,932,000         250,000
-------------------------------------------------------------------------------------------------------
TEXACO INC COM                            COMMON         881694103         48,965,745         788,181
-------------------------------------------------------------------------------------------------------
VOICESTREAM WIRELESS COM                  COMMON         928615103         28,844,659         286,655
-------------------------------------------------------------------------------------------------------
MOFFAT COMMUNICATIONS LTD                 COMMON         607870102          1,165,481          49,450
-------------------------------------------------------------------------------------------------------
BETA BRANDS INC COM                       COMMON         08658R108             35,485         354,500
-------------------------------------------------------------------------------------------------------
BOGEN COMMUNICATIONS COM                  COMMON         097189104          4,527,708       1,065,343
-------------------------------------------------------------------------------------------------------
DEGEORGE FINANCIAL CORP                   COMMON         244783106                175          17,500
-------------------------------------------------------------------------------------------------------
HARBOR GLOBAL LTD                         COMMON         G4285W100            213,830          42,766
-------------------------------------------------------------------------------------------------------
NOVO NETWORKS INC.                        COMMON         670099100            145,772          31,950
-------------------------------------------------------------------------------------------------------
RIVER BANK AMERICA-N.Y.                   COMMON         768,030,108          639,000         127,800
-------------------------------------------------------------------------------------------------------
BIG FOOT FINANCIAL CORP                   COMMON         089165104            591,600          49,300
-------------------------------------------------------------------------------------------------------
HOME CITY FINL CORP COM                   COMMON         43706C100            162,187          17,300
-------------------------------------------------------------------------------------------------------
LIBERTY GROUP PUBG INC PFD SREX14.75%     PREFERRED      530553304          1,084,869          52,638
-------------------------------------------------------------------------------------------------------
A T & T CORP   CLL OPT 35.0000 01192002   CALL OPT       2E799C270            295,875           4,734
-------------------------------------------------------------------------------------------------------
MEDIAONE GROUP CLL OPT 65.0000 01202001   CALL OPT       9A199S173                  0             306
-------------------------------------------------------------------------------------------------------
QWEST CLL OPT 55.0000 01202001 (US WEST)  CALL OPT       9A199Q177            491,250             300
-------------------------------------------------------------------------------------------------------
US AIRWAYS GRP CLL OPT 50.0000 01202001   CALL OPT                              1,550             248
-------------------------------------------------------------------------------------------------------
US WEST INC    CLL OPT 65.0000 01202001   CALL OPT       9A199Q193            145,256             183
-------------------------------------------------------------------------------------------------------
BRADLEES INC WARRANTS                     WARRANTS       104499116              9,375          25,000
-------------------------------------------------------------------------------------------------------
DIVA SYS CORP WT EXP 06 144A              WARRANTS       255013112            347,355           1,245
-------------------------------------------------------------------------------------------------------
DIVA SYSTEMS WARRANTS                     WARRANTS       255013153            137,943          10,611
-------------------------------------------------------------------------------------------------------
WTS BESTEL S A DE C V                     WARRANTS       08658T112          1,060,150           8,155
-------------------------------------------------------------------------------------------------------
WTS CLUB REGINA RESORTS INC/CR            WARRANTS       189473119              4,320           4,320
-------------------------------------------------------------------------------------------------------
***LOEWEN GROUP INC W/RTS TO              COMMON         54042L100             33,907          41,100
-------------------------------------------------------------------------------------------------------
CALDOR CORP COM                           COMMON         208557108                281          28,100
-------------------------------------------------------------------------------------------------------
GENEVA STL CO CL A                        COMMON         372,252,106           18,300          36,600
-------------------------------------------------------------------------------------------------------
MATTEL INC COM                            COMMON         577081102            282,446          19,560
-------------------------------------------------------------------------------------------------------
PETSMART INC COM                          COMMON         716768106            154,675          53,800
-------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC COM                     COMMON         17275R102          8,611,605         225,140
-------------------------------------------------------------------------------------------------------
COMPAQ COMPUTER CORP                      COMMON         204493100          3,115,350         207,000
-------------------------------------------------------------------------------------------------------
ENRON CORP                                COMMON         293561106          3,593,494          43,230
-------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP W/RTS TO               COMMON         432848109          1,486,369         141,559
-------------------------------------------------------------------------------------------------------
KROGER CO                                 COMMON         501044101          4,678,565         172,880
-------------------------------------------------------------------------------------------------------
MATTEL INC COM                            COMMON         577081102            329,232          22,800
-------------------------------------------------------------------------------------------------------
MCI WORLDCOM INC                          COMMON         55268B106          6,812,585         484,450
-------------------------------------------------------------------------------------------------------
NATIONSBANK CORP                          COMMON         629525957          3,627,887          79,082
-------------------------------------------------------------------------------------------------------
NORTEL NETWORKS CORP COM                  COMMON         656569100          5,806,134         181,088
-------------------------------------------------------------------------------------------------------
PARK PL ENTMT CORP COM                    COMMON         700690100          1,793,287         150,223
-------------------------------------------------------------------------------------------------------
PFIZER INC COM                            COMMON         717081103         12,843,016         279,196
-------------------------------------------------------------------------------------------------------
PNC BANK CORP COM                         COMMON         693475105          6,462,378          88,450
-------------------------------------------------------------------------------------------------------
RITE AID                                  COMMON         767754104             31,825          13,400
-------------------------------------------------------------------------------------------------------
SAFEWAY INC                               COMMON         786514208          6,385,875         102,174
-------------------------------------------------------------------------------------------------------
SANMINA CORP COM                          COMMON         800907107          4,241,424          55,353
-------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC                    COMMON         78387G103          2,832,912          59,328
-------------------------------------------------------------------------------------------------------
TEXAS INSTRS INC COM                      COMMON         882508104          6,534,434         137,930
-------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE CO COM                   COMMON         923436109          5,341,087          61,041
-------------------------------------------------------------------------------------------------------
VIACOM CLASS B                            COMMON         925524308          4,159,347          88,970
-------------------------------------------------------------------------------------------------------
VOICESTREAM WIRELESS COM                  COMMON         928615103          5,232,601          52,001
-------------------------------------------------------------------------------------------------------
WALT DISNEY CO                            COMMON         254687106          6,493,575         224,400
-------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL INC                     COMMON         939322103         11,905,633         224,370
-------------------------------------------------------------------------------------------------------
WELLS FARGO & CO-NEW                      COMMON         949746101         11,750,062         211,000
-------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                            $600,234,167      18,274,536
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                        Item 6:                                            Item 8:
    Item 1:                                      Investment Discretion           Item 7:           Voting Authority Shares
Name of Issuer                           ------------------------------------   Managers       --------------------------------
                                                     (b) Shared-               - See Instr. V
                                         (a) Sole    as defined   (c) Shared                   (a) Sole  (b) Shared  (c) None
                                                     by Instr. V      Other
--------------------------------------------------------------------------------------------------------------------------------
ANC RENTAL CORP COM                         X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
ARCH WIRELESS INC                           X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
AT & T CDA INC DEPS RCPT CL B               X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
BIOVAIL CORP INTL NEW COM                   X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
CORECOMM LTD ORD                            X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
DONNA KARAN INTL INC COM                    X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
EDGEWATER TECHNOLOGY COM                    X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
ENRON CORP COM                              X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
F M C CORP COM NEW                          X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP CL H NEW                  X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
GLOBAL LIGHT TELECOMMUNICATIONS INC         X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
HERCULES INC COM                            X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
HUDSON CITY BANCORP COM                     X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
MEDQUIST INC COM                            X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
NORTHROP CORP-W/RTS TO PUR                  X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
PATHMARK STORES NEW COM                     X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
R H DONNELLEY CORP COM NEW                  X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
SPACELABS MED INC COM                       X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
U S INDUSTRIES INC NEW                      X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
WILLAMETTE INDS INC COM                     X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
ACNIELSEN CORP COM                          X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
CHROMCRAFT REVINGTON COM                    X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
COHOES BANCORP INC COM                      X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
DELCO REMY INTL INC CL A                    X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
HARCOURT GEN INC COM                        X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
KEEBLER FOODS CO                            X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
LITTON INDS INC COM                         X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
SHAW INDS INC COM                           X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
US AIRWAYS GROUP INC COM                    X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
BERKLEY PETROLEUM CORP.                     X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
AT&T CORP COM                               X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
INTERMEDIA COMMUNICATN COM                  X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
NIAGARA MOHAWK HLDGS COM                    X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
QUAKER OATS CO COM                          X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
IBP INC COM                                 X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
GENER S A SPONSORED ADR                     X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC COM                         X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
BINDLEY WESTN INDS INC COM                  X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
MORGAN J P & CO INC COM                     X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
JACOR COMMUNICATIONS INC WARRANTS           X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
COASTAL CORP                                X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
GASONICS INTL CORP                          X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INC COM                           X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
SDL INC COM                                 X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
MCN ENERGY GROUP INC COM                    X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
SHIRE PHARMACEUTICALS GR - ADR              X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
SMITHKLINE BEECHAM PLC ADR REP ORD          X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
TEXACO INC COM                              X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
VOICESTREAM WIRELESS COM                    X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
MOFFAT COMMUNICATIONS LTD                   X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
BETA BRANDS INC COM                         X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
BOGEN COMMUNICATIONS COM                    X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
DEGEORGE FINANCIAL CORP                     X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
HARBOR GLOBAL LTD                           X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
NOVO NETWORKS INC.                          X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
RIVER BANK AMERICA-N.Y.                     X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
BIG FOOT FINANCIAL CORP                     X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
HOME CITY FINL CORP COM                     X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
LIBERTY GROUP PUBG INC PFD SREX14.75%       X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
A T & T CORP   CLL OPT 35.0000 01192002     X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
MEDIAONE GROUP CLL OPT 65.0000 01202001     X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
QWEST CLL OPT 55.0000 01202001 (US WEST)    X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
US AIRWAYS GRP CLL OPT 50.0000 01202001     X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
US WEST INC    CLL OPT 65.0000 01202001     X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
BRADLEES INC WARRANTS                       X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
DIVA SYS CORP WT EXP 06 144A                X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
DIVA SYSTEMS WARRANTS                       X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
WTS BESTEL S A DE C V                       X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
WTS CLUB REGINA RESORTS INC/CR              X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
***LOEWEN GROUP INC W/RTS TO                X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
CALDOR CORP COM                             X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
GENEVA STL CO CL A                          X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
MATTEL INC COM                              X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
PETSMART INC COM                            X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC COM                       X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
COMPAQ COMPUTER CORP                        X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
ENRON CORP                                  X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP W/RTS TO                 X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
KROGER CO                                   X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
MATTEL INC COM                              X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
MCI WORLDCOM INC                            X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
NATIONSBANK CORP                            X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
NORTEL NETWORKS CORP COM                    X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
PARK PL ENTMT CORP COM                      X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
PFIZER INC COM                              X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
PNC BANK CORP COM                           X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
RITE AID                                    X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
SAFEWAY INC                                 X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
SANMINA CORP COM                            X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC                      X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRS INC COM                        X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE CO COM                     X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
VIACOM CLASS B                              X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
VOICESTREAM WIRELESS COM                    X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
WALT DISNEY CO                              X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL INC                       X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO-NEW                        X                                                     X
--------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS
--------------------------------------------------------------------------------------------------------------------------------